NYSE

14008054

Edwin Mecabe
Managing Director
Corporate Actions, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

CERTNYS
001-08097

September 30, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 4.50% Senior Notes Due 2024 and 5.75% Senior Notes Due 2044 of Ensco plc under the Exchange Act of 1934.

Sincerely,

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